401(k) Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plans [Line Items]
Employer contribution	$ 380	$ 384	$ 245
Maximum
Defined Contribution Plans [Line Items]
Employer contribution percentage	4.00%	4.00%	4.00%